Average Annual Total Returns	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index One Year	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Parametric Emerging Markets Fund MSCI Emerging Markets Index Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A One Year	Prospectus #1 Parametric Emerging Markets Fund Class A Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class C One Year	Prospectus #1 Parametric Emerging Markets Fund Class C Five Years	Prospectus #1 Parametric Emerging Markets Fund Class C Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class I One Year	Prospectus #1 Parametric Emerging Markets Fund Class I Five Years	Prospectus #1 Parametric Emerging Markets Fund Class I Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 One Year	Prospectus #1 Parametric Emerging Markets Fund Class R6 Five Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 Ten Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 Inception Date	Prospectus #2 Parametric International Equity Fund MSCI EAFE Index One Year	Prospectus #2 Parametric International Equity Fund MSCI EAFE Index Five Years	Prospectus #2 Parametric International Equity Fund MSCI EAFE Index Ten Years	Prospectus #2 Parametric International Equity Fund Class A One Year	Prospectus #2 Parametric International Equity Fund Class A Five Years	Prospectus #2 Parametric International Equity Fund Class A Ten Years	Prospectus #2 Parametric International Equity Fund Class A Inception Date	Prospectus #2 Parametric International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Parametric International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Parametric International Equity Fund Class I One Year	Prospectus #2 Parametric International Equity Fund Class I Five Years	Prospectus #2 Parametric International Equity Fund Class I Ten Years	Prospectus #2 Parametric International Equity Fund Class I Inception Date	Prospectus #2 Parametric International Equity Fund Class R One Year	Prospectus #2 Parametric International Equity Fund Class R Five Years	Prospectus #2 Parametric International Equity Fund Class R Ten Years	Prospectus #2 Parametric International Equity Fund Class R Inception Date	Prospectus #2 Parametric International Equity Fund Class R6 One Year	Prospectus #2 Parametric International Equity Fund Class R6 Five Years	Prospectus #2 Parametric International Equity Fund Class R6 Ten Years	Prospectus #2 Parametric International Equity Fund Class R6 Inception Date	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm One Year	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Life of Fund	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index One Year	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Life of Fund	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index One Year	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Blended Index One Year		Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Blended Index Life of Fund		Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I One Year	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I Life of Fund	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I Inception Date	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions One Year	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Life of Fund	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Life of Fund
Total	18.31%	12.79%	3.63%	(2.72%)	5.96%	0.36%	(2.93%)	5.72%	0.21%	(1.40%)	5.01%	0.43%	0.79%	6.30%	0.14%	2.77%	7.36%	1.14%	2.94%	7.42%	1.18%	Jul. 01, 2014	7.82%	7.44%	5.50%	3.86%	7.21%	5.57%	Apr. 01, 2010	3.66%	6.84%	5.18%	2.66%	5.95%	4.67%	9.94%	8.64%	6.40%	Apr. 01, 2010	9.45%	8.11%	5.99%	Aug. 10, 2015	10.00%	8.67%	6.42%	Aug. 10, 2015	(2.75%)	4.24%	18.40%	15.56%	0.67%	1.44%	10.07%	[1]	8.66%	[1]	4.73%	6.72%	Feb. 09, 2017	4.57%	6.45%	2.96%	5.39%

[1]	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.